EMPLOYMENT (Schedule of Employment Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Wages and salaries	$ 25,570	$ 23,718	$ 22,364
Social welfare costs	2,219	2,061	1,965
Pension costs	451	508	347
Share-based payments	1,316	2,069	1,755
Restructuring cost	596	485	274
Employment Costs	30,152	28,841	26,705
Discontinued operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Wages and salaries	25,570	24,343	23,608
Social welfare costs	2,219	2,097	2,036
Pension costs	451	510	352
Share-based payments	1,316	2,069	1,755
Restructuring cost	596	485	274
Employment Costs	$ 30,152	$ 29,504	$ 28,025